Employee benefits - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Post-employment benefit expense, defined contribution plans	€ 14.2	€ 14.1	€ 13.4
Recognized liability for net employee benefit obligations	152.1	158.3	132.1
Estimate of contributions expected to be paid to plan for next annual reporting period	€ 7.9
Weighted average duration of defined benefit obligation	14 years 4 months 24 days
Present value of defined benefit obligation
Disclosure of defined benefit plans [line items]
Recognized liability for net employee benefit obligations	€ 267.7	268.3	€ 239.7
Present value of defined benefit obligation | Other countries
Disclosure of defined benefit plans [line items]
Recognized liability for net employee benefit obligations	€ 7.5	€ 7.5